Investment Strategy - Wasatch Small/Mid Cap ETF	Jul. 15, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Fund is an active ETF that invests primarily in small- and mid-capitalization growth companies.
Under normal circumstances, we will invest at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in the equity securities, typically common stock, issued by small- and mid-capitalization companies. We define small- and mid-capitalization companies as companies that, at the time of purchase, have a market capitalization within the range of companies included in the Russell 2000® Index and the Russell Midcap® Index as of their most recent reconstitution date. The market capitalizations for the range of companies in the Russell 2000 Index and the Russell Midcap Index are subject to change at its next reconstitution date. The Russell index reconstitution date is typically each year on or around July 1. As of the 2026 reconstitution date, the market capitalization of companies included in the Russell 2000 Index and the Russell Midcap Index ranged from $53 million to $88.5 billion.
The Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies (companies that are incorporated in any country outside the United States and whose securities principally trade outside the United States). Securities issued by companies incorporated outside the United States whose securities are principally traded in the United States are not defined as foreign companies and are not subject to this limitation.
Wasatch Advisors LP (“Wasatch” or the “Advisor”) serves as the investment adviser to the Fund, and ALPS Advisors, Inc. (“ALPS Advisors” or the “Sub-Advisor”) serves as the sub-adviser to the Fund. The Advisor is responsible for the construction of the Fund’s portfolio and the investment and reinvestment of assets of the Fund.
The Advisor employs a process of “bottom-up” fundamental analysis in seeking individual companies that the Advisor believes have superior growth prospects. The Advisor’s fundamental analysis may include studying a company’s financial statements, building proprietary financial models, visiting company facilities, and meeting with executive management, suppliers and customers. We may also screen securities using proprietary models in an effort to identify securities intended to reduce portfolio volatility relative to the Fund’s performance benchmark. Securities identified using proprietary screening models may come from companies of all market capitalizations, high growth companies, and securities priced below their intrinsic long-term value. Securities identified using proprietary screening models may come from companies across all industries if we believe they will help diversify the portfolio and reduce relative portfolio risk. The Advisor may sell a security when the Advisor believes the rationale to buy the security is no longer valid, the security is considered overpriced or a better investment opportunity is identified.
ALPS Advisors serves as a sub-adviser to the Fund. As the Sub-Advisor, ALPS Advisors will coordinate the investment and reinvestment of the assets of the Fund in accordance with the terms of the sub-advisory agreement and subject to the direction and supervision of the Advisor and Board of the Fund. In this regard, ALPS Advisors is responsible for, among other things, handling the day-to-day management of the Fund’s trading process (including the creation and/or redemption basket processing). ALPS Advisors does not select investments for the Fund.
Over time, the Fund may invest a significant portion of its assets (greater than 5%) in a few sectors, including communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. To the extent the Fund invests a significant portion of its assets in a given investment sector, industry or group of industries, the Fund may be exposed to the risks associated with that investment sector, industry or group of industries.
The Fund is classified as non-diversified, which means it may invest a larger percentage of its assets in the securities of a small number of issuers than a diversified fund.
The Fund may invest in initial public offerings (IPOs).

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	We define small- and mid-capitalization companies as companies that, at the time of purchase, have a market capitalization within the range of companies included in the Russell 2000® Index and the Russell Midcap® Index as of their most recent reconstitution date.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The market capitalizations for the range of companies in the Russell 2000 Index and the Russell Midcap Index are subject to change at its next reconstitution date. The Russell index reconstitution date is typically each year on or around July 1. As of the 2026reconstitution date, the market capitalization of companies included in the Russell 2000 Index and the Russell Midcap Index ranged from $53 million to $88.5 billion.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, we will invest at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in the equity securities, typically common stock, issued by small- and mid-capitalization companies.
Strategy Portfolio Concentration [Text]	Over time, the Fund may invest a significant portion of its assets (greater than 5%) in a few sectors, including communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. To the extent the Fund invests a significant portion of its assets in a given investment sector, industry or group of industries, the Fund may be exposed to the risks associated with that investment sector, industry or group of industries.